Finance debt (Details 2) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Opening balance		$ 29,954	$ 35,700
Proceeds from finance debt		62	330
Repayment of principal	[1]	(1,445)	(5,363)
Repayment of interest	[1]	(990)	(915)
Accrued interest	[2]	1,089	1,154
Foreign exchange/ inflation indexation charges		(91)	(423)
Translation adjustment		666	568
Modification of contractual cash flows		(17)
Ending balance		29,228	31,051
Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance		4,907	4,517
Proceeds from finance debt		12
Repayment of principal	[1]	(208)	(177)
Repayment of interest	[1]	(144)	(125)
Accrued interest	[2]	212	201
Foreign exchange/ inflation indexation charges		82	109
Translation adjustment		398	293
Modification of contractual cash flows		(17)
Ending balance		5,242	4,818
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance		25,047	31,183
Proceeds from finance debt		50	330
Repayment of principal	[1]	(1,237)	(5,186)
Repayment of interest	[1]	(846)	(790)
Accrued interest	[2]	877	953
Foreign exchange/ inflation indexation charges		(173)	(532)
Translation adjustment		268	275
Ending balance		$ 23,986	$ 26,233

[1]	It includes pre-payments.
[2]	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.